Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)		3 Months Ended				9 Months Ended				10 Months Ended		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount		$ 3,825,671		$ 8,980,965		$ 12,610,666		$ 11,483,389		$ 2,675,698	[1]	$ 17,972,828	[1]
SAFE notes issuance costs, related party amount										466,302
Other transaction costs, related party amount	[2]									450,113
Interest expense including related party amount		11,290	[3]	8,558	[3]	177,222	[3]	10,637	[3]	7,828	[4]	50,454	[4]
Finance charge including related party amount		54,752				273,871						7,579,713	[5]
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
General and administrative expenses, related party amount										797,019		143,057
SAFE notes issuance costs, related party amount										435,000
Other transaction costs, related party amount										100,000
Interest expense including related party amount						$ 58,651				7,111		20,937
Finance charge including related party amount												$ 3,875,000

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[2]	Includes related party amounts of $Nil and $100,000 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[3]	Includes related party amounts of $Nil for the three months ended September 30, 2025, and 2024, and $58,651 and $Nil for the nine months ended September 30, 2025, and 2024, respectively.
[4]	Includes related party amounts of $20,937 and $7,111 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.
[5]	Includes related party amounts of $3,875,000 and $Nil for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.